Cover	Sep. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2025
Entity File Number	001-41033
Entity Registrant Name	EIGHTCO HOLDINGS INC.
Entity Central Index Key	0001892492
Entity Tax Identification Number	87-2755739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 Larry Holmes Drive
Entity Address, Address Line Two	Suite 313
Entity Address, City or Town	Easton,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	00000
City Area Code	(888)
Local Phone Number	765-8933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	OCTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false